Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Cash and cash equivalents	$ 546,527	$ 696,089	$ 226,045
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,360	2,516
Long-term investments - warrants held	652	560
Long-term investments - common shares held	246,026	255,535	$ 59,941
Trade receivables from sales of cobalt	3,975	6,642
Refundable deposit - 777 PMPA		8,000
Total financial assets	812,000	970,444
Financial liabilities
Accounts payable and accrued liabilities	13,458	12,570
Lease Liabilities	6,229	1,970
Total financial liabilities	19,687	14,540
Financial liabilities at amortised cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	13,458	12,570
Lease Liabilities	6,229	1,970
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	546,527	696,089
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,360	2,516
Long-term investments - warrants held	652	560
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	246,026	255,535
Financial assets at amortized cost, category [member]
Financial assets
Trade receivables from sales of cobalt	3,975	6,642
Refundable deposit - 777 PMPA	8,717	8,073
Other accounts receivable	$ 743	$ 1,029